Annual Total Returns- JPMorgan Small Cap Growth Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Small Cap Growth Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.53%)	12.23%	47.85%	(0.22%)	(2.15%)	7.80%	41.13%	(4.82%)	37.10%	59.21%